Label	Element	Value
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following information supplements and replaces certain information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Appreciation Fund, Inc. BNY Mellon Research Growth Fund, Inc. BNY Mellon Dynamic Value Fund	45%	20% to 60%
Small Cap and Mid Cap Equities BNY Mellon Small Cap Multi-Strategy Fund BNY Mellon Mid Cap Multi-Strategy Fund* BNY Mellon US Small Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF	7%	0% to 20%
Developed International and Global Equities BNY Mellon International Fund BNY Mellon International Equity Fund BNY Mellon Global Stock Fund BNY Mellon International Stock Fund BNY Mellon Developed Markets Real Estate Securities Fund	8%	0% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund BNY Mellon Global Emerging Markets Fund	4%	0% to 20%
Investment Grade Bonds Direct Investments BNY Mellon Ultra Short Income ETF Unaffiliated Investment Company	27%	15% to 55%

Asset Class	Target	Range
High Yield Bonds BNY Mellon High Yield Fund BNY Mellon Floating Rate Income Fund	3%	0% to 10%
Emerging Markets Debt Unaffiliated Investment Company	0%	0% to 10%
Diversifying Strategies Unaffiliated Investment Companies	5%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%

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* BNY Mellon Mid Cap Multi-Strategy Fund will be removed as an underlying fund investment option for the fund upon the liquidation of BNY Mellon Mid Cap Multi-Strategy Fund on or about May 22, 2026.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

May 11, 2026

BNY MELLON FUNDS TRUST
BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

The Trust's board has approved the addition of BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon Ultra Short Income ETF and BNY Mellon Global Emerging Markets Fund, each an affiliated fund, as underlying fund investment options of BNY Mellon Asset Allocation Fund.